Performance Management - XD Treasury Money Market Fund	Jan. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Class from year to year. The table shows the average annual returns of the Institutional Class for the periods of 1 Year and Since Inception. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Visit https://www.xdfundadvisor.com/#/mutualFund for more current performance information. The Fund’s 7-day yield may be obtained by calling (toll free) 1-833-993-9200.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information below provides some indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Institutional Class from year to year.
Bar Chart [Heading]	Calendar Year Total Returns – Institutional Class
Bar Chart [Table]

Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest	07/01/2025 – 09/30/2025	1.08%
Lowest	04/01/2025 – 06/30/2025	1.03%

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	1.08%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	1.03%
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2025)
Performance [Table]
XD Treasury Money Market Fund	1 Year	Since Inception (2/12/24)
Institutional Class
Return Before Taxes	4.31%	4.77%
Investor Class
Return Before Taxes	4.05%	4.51%

Performance Availability Website Address [Text]	www.xdfundadvisor.com
Performance Availability Phone [Text]	1-833-993-9200